Net Finance Costs - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest costs [abstract]
Net gain (loss) on interest rate derivatives designated as cash flow hedges	£ 63	£ (26)	£ (48)
Gain (loss) related to foreign exchange movements on debt hedges	78	(18)	(42)
Offset of foreign exchange gains (loss)on the related debt	78	18	42
Gain (loss )of recognised in other comprehensive income	£ (15)	£ (8)	£ (6)